Non-marketable Equity Securities (Table)	12 Months Ended
Dec. 31, 2014
Non-marketable Equity Securities.
Schedule of investments in non-marketable equity

	December 31,
	2014	2013
Federal Home Loan Bank of Dallas stock	$1,907	$827
Federal Reserve Bank of Dallas stock	2,182	1,837
Other non-marketable equity securities	50	50

	$4,139	$2,714